T. ROWE PRICE GROWTH & INCOME FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 8.3%
Diversified Telecommunication Services 2.1%
Verizon Communications	742,551	39,897
		39,897
Entertainment 0.9%
Walt Disney	190,611	18,413
		18,413
Interactive Media & Services 5.3%
Alphabet, Class C (1)	62,848	73,080
Facebook, Class A (1)	187,068	31,203
		104,283
Total Communication Services		162,593
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands	120,332	5,111
Marriott International, Class A (2)	116,284	8,699
McDonald's	107,440	17,765
Wynn Resorts (2)	109,817	6,610
Yum! Brands	269,708	18,483
		56,668
Internet & Direct Marketing Retail 5.0%
Amazon.com (1)	50,233	97,940
		97,940
Multiline Retail 0.9%
Dollar Tree (1)	228,900	16,817
		16,817
Specialty Retail 0.1%
Ross Stores	31,200	2,714
		2,714
Total Consumer Discretionary		174,139

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.7%
Beverages 1.9%
PepsiCo	309,983	37,229
		37,229
Food Products 2.0%
Mondelez International, Class A	785,801	39,353
		39,353
Household Products 1.4%
Colgate-Palmolive	415,126	27,548
		27,548
Tobacco 1.4%
Philip Morris International	371,166	27,080
		27,080
Total Consumer Staples		131,210
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
ConocoPhillips	217,320	6,694
EOG Resources	340,152	12,218
Total Energy		18,912
FINANCIALS 10.5%
Banks 3.1%
JPMorgan Chase	370,076	33,318
PNC Financial Services Group	280,902	26,888
		60,206
Capital Markets 3.8%
CME Group	141,993	24,552
Intercontinental Exchange	274,319	22,151
Morgan Stanley	816,289	27,754
		74,457
Insurance 3.6%
American International Group	656,471	15,920
Marsh & McLennan	315,325	27,263
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Willis Towers Watson	161,350	27,405
		70,588
Total Financials		205,251
HEALTH CARE 17.3%
Biotechnology 3.1%
AbbVie (2)	494,761	37,696
Vertex Pharmaceuticals (1)	93,584	22,268
		59,964
Health Care Equipment & Supplies 5.8%
Boston Scientific (1)	792,412	25,856
Danaher	319,145	44,173
Medtronic	412,596	37,208
Stryker	39,314	6,545
		113,782
Health Care Providers & Services 3.0%
Cigna	191,504	33,931
UnitedHealth Group	100,840	25,147
		59,078
Pharmaceuticals 5.4%
Elanco Animal Health (1)	438,831	9,826
Johnson & Johnson	379,271	49,734
Pfizer	1,391,066	45,404
		104,964
Total Health Care		337,788
INDUSTRIALS & BUSINESS SERVICES 8.6%
Aerospace & Defense 1.6%
Boeing	41,589	6,203
Northrop Grumman	85,743	25,941
		32,144
Commercial Services & Supplies 1.5%
Waste Connections	370,755	28,734
		28,734

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.3%
Rockwell Automation	43,897	6,624
		6,624
Industrial Conglomerates 1.8%
General Electric	4,428,211	35,160
		35,160
Machinery 2.3%
Deere	133,925	18,503
PACCAR	346,878	21,205
Parker-Hannifin	32,780	4,252
		43,960
Road & Rail 1.1%
Union Pacific	147,900	20,860
		20,860
Total Industrials & Business Services		167,482
INFORMATION TECHNOLOGY 23.2%
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	296,212	21,588
		21,588
IT Services 6.6%
Accenture, Class A	124,198	20,276
Fidelity National Information Services	266,160	32,376
Fiserv (1)	360,562	34,250
Visa, Class A (2)	259,130	41,751
		128,653
Semiconductors & Semiconductor Equipment 3.8%
Micron Technology (1)	337,075	14,177
QUALCOMM	409,586	27,709
Texas Instruments	208,390	20,824
Xilinx	148,742	11,593
		74,303
Software 7.0%
Microsoft	731,348	115,341
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
salesforce. com (1)	148,463	21,376
		136,717
Technology Hardware, Storage & Peripherals 4.7%
Apple	358,681	91,209
		91,209
Total Information Technology		452,470
MATERIALS 4.5%
Chemicals 4.1%
Air Products & Chemicals	123,903	24,733
Linde	229,747	39,746
PPG Industries	203,315	16,997
		81,476
Containers & Packaging 0.4%
International Paper	239,110	7,443
		7,443
Total Materials		88,919
REAL ESTATE 1.2%
Equity Real Estate Investment Trusts 1.2%
American Tower, REIT	104,007	22,648
Total Real Estate		22,648
UTILITIES 5.7%
Electric Utilities 3.2%
American Electric Power	330,199	26,410
NextEra Energy	152,660	36,733
		63,143
Multi-Utilities 1.7%
Sempra Energy	286,815	32,407
		32,407

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.8%
American Water Works	133,994	16,020
		16,020
Total Utilities		111,570
Total Common Stocks (Cost $1,618,397)		1,872,982
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	67,073,901	67,074
Total Short-Term Investments (Cost $67,074)		67,074
SECURITIES LENDING COLLATERAL 2.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.1%
Short-Term Funds 2.1%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	4,074,670	40,746
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		40,746
Total Securities Lending Collateral (Cost $40,746)		40,746

Total Investments in Securities 101.5%
(Cost $1,726,217)		$1,980,802
Other Assets Less Liabilities (1.5)%		(28,403)
Net Assets 100.0%		$1,952,399

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$278
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$278+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$80,456		¤	¤	$67,074
T. Rowe Price Short-Term
Fund	988		¤	¤	40,746
					$107,820^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $278 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $107,820.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GROWTH & INCOME FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.